Group Balance Sheet - (Unaudited) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Non-current assets
Intangible assets	£ 128,026	£ 115,625	£ 113,827
Property, plant and equipment	4,728	4,953	4,866
Investments in associates and joint ventures	2,055	1,948	1,939
Retirement benefit assets	1,219	918	803
Deferred tax assets	619	611	622
Trade and other receivables	224	210	255
Investments held at fair value	55	50	37
Derivative financial instruments	236	243	295
Total non-current assets	137,162	124,558	122,644
Current assets
Inventories	5,952	5,279	6,408
Income tax receivable	145	117	146
Trade and other receivables	3,649	3,951	3,934
Investments held at fair value	571	456	336
Derivative financial instruments	270	182	419
Cash and cash equivalents	3,568	2,809	3,014
Total current assets other than non-current assets classified as held for sale	14,155	12,794	14,257
Assets classified as held-for-sale	554	13	94
Total current assets	14,709	12,807	14,351
Total assets	151,871	137,365	136,995
Equity - capital and reserves
Share capital	614	614	614
Share premium, capital redemption and merger reserves	26,627	26,622	26,622
Other reserves	2,329	(6,032)	(7,091)
Retained earnings	42,558	44,212	43,022
Owners of the parent	72,070	65,416	62,897
Perpetual hybrid bonds	1,685	1,685
Non-controlling interests	314	300	277
Total equity	74,069	67,401	63,174
Non-current liabilities
Borrowings	39,724	35,666	36,361
Retirement benefit liabilities	1,108	1,239	1,279
Deferred tax liabilities	18,361	16,462	16,245
Other provisions for liabilities	418	392	411
Trade and other payables	998	982	1,058
Derivative financial instruments	467	79	49
Total non-current liabilities	61,076	54,820	55,403
Current liabilities
Borrowings	5,151	3,992	8,649
Income tax payable	888	879	776
Other provisions for liabilities	863	461	372
Trade and other payables	8,823	9,577	8,504
Derivative financial instruments	462	235	97
Total current liabilities other than liabilities classified as held for sale	16,187	15,144	18,398
Liabilities associated with assets classified as held-for-sale	539		20
Total current liabilities	16,726	15,144	18,418
Total equity and liabilities	151,871	£ 137,365	136,995
Assets Held for Sale
Equity - capital and reserves
Amounts recognised in other comprehensive income and accumulated in equity relating to assets held for sale	£ (58)		£ (270)